Note 3 - Income (Loss) Per Common Share (Details) - USD ($)	3 Months Ended		9 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2016	Jan. 31, 2015
Note 8 - Loss Per Common Share Details
Net income (loss)			$ (651,836)	$ (188,308)
Weighted average common shares outstanding	508,000,000	500,000,000	508,000,000	500,000,000
Effect of dilutive securities
Weighted average dilutive common shares outstanding			508,000,000	500,000,000
Income (Loss) per common share – basic	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Income (Loss) per common share – diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)